Long-Term Debt - Loans And Credit Facilities Terms (Details)	6 Months Ended
Jun. 30, 2014
$262.1 million Credit Suisse Senior Secured Revolving Credit Facility
Debt Instrument
Line of credit facility, Terms	The above facility contained certain financial covenants, minimum coverage ratio requirements and minimum liquidity requirements amongst which to maintain total consolidated liabilities of less than 65% of the total consolidated market value adjusted total assets, maintain an interest coverage ratio of at least 3.0 times, maintain at all times non restricted as to withdrawal minimum liquidity equal to at least $22.0 million and maintain a hull cover ratio, being the ratio of the aggregate of the vessels' market values and the net realizable value of any additional security over the outstanding amount of the Facility, no less than 130%. In addition, the Prokopiou Family was required to own or control at least 30% of the Partnership's capital and voting rights and 100% of the General Partner's capital and voting rights and the Manager was required to continue to carry out the Partnership's commercial and technical management. Finally, the Facility restricted the Partnership from paying any distributions if an event of default occurred.
New $340 million Credit Suisse Senior Secured Revolving Credit Facility
Debt Instrument
Line of credit facility, Terms	The New Facility contains financial and other covenants similar to those of the refinanced facility that require the Partnership to: maintain total consolidated liabilities of less than 65% of the Partnership's consolidated market value adjusted total assets maintain an interest coverage ratio of at least 3.0 times maintain minimum liquidity equal to at least $24.0 million employ at least three vessels in the fleet on charters with a minimum initial term of at least three years at above breakeven costs and maintain a hull cover ratio, being the ratio of the aggregate of the vessels' market values and the net realizable value of any additional security over the outstanding amount of the facility, no less than 130%.
Covenant terms	In addition, during the security period, the Sponsor, will be required to own, directly or indirectly, at least 30% of the outstanding voting interests of the Partnership (which shall include common and subordinated units of the Partnership) and 100% of the outstanding voting interests and limited liability company interests in the General Partner. Finally, the New Facility similarly restricts the Partnership from paying any distributions if an event of default occurs.